CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2025
CONTRACTUAL OBLIGATIONS [Abstract]
CONTRACTUAL OBLIGATIONS
22.	CONTRACTUAL OBLIGATIONS

a)	Contractual Commitments

As of December 31, 2025, the Company had the following contractual commitments:

	Estimated maturity date
	Total	Due less than one year	As of 12/31/2026	From 01/01/2027 to 12/31/2027	From 01/01/2028 to 12/31/2028	From 01/01/2029 to 12/31/2029	From 12/31/2030 onwards
Financial indebtedness (1)	2,632,904,269	-	326,052,163	121,037,007	168,894,100	116,982,000	1,899,938,999
Purchase obligations (2)	71,231,759	-	64,251,467	5,791,595	1,188,697	-	-
Financial Leases	9,995,889	-	8,757,134	1,238,755	-	-	-
Total	2,714,131,917	-	399,060,764	128,067,357	170,082,797	116,982,000	1,899,938,999
(1)	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
(2)	Corresponds to purchase of natural gas contracts for the processing of liquids.

The totality of the financial indebtedness of tgs and the obligations corresponding to gas purchases are denominated in U.S. dollars which have been translated into Argentine pesos at the exchange rate as of December 31, 2025 (US$ 1.00 = Ps. 1,455.00). The amounts to be paid in pesos could vary depending on the actual fluctuations in the exchange rate.

For further information, see Note 17.a).

b)	Guarantees granted and goods for restricted availability

The Company has not granted any additional guarantees or goods of restricted availability other than those set out in the remaining notes.